Operating profit/(loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Staff costs	€ 386.1	€ 340.6	€ 340.2
Depreciation of property, plant and equipment	79.8	63.4	59.8
Impairment loss recognised in profit or loss, intangible assets and goodwill	5.8	1.7	0.0
Amortization of intangible assets	8.8	8.2	7.8
Expense relating to low value and short-term leases	9.9	6.1	3.0
Exchange losses/(gains)	38.3	27.0	(2.8)
Research & development expenditure	19.3	19.2	17.6
Inventories recognized as an expense within cost of goods sold	€ 1,949.8	€ 1,694.3	€ 1,627.9